SCHEDULE OF RISKS IN RELATION IN BALANCE SHEET (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash and cash equivalents		$ 72,894	¥ 517,542	¥ 414,634	¥ 567,204
Restricted cash		3,827	27,169	42,109	¥ 62,528
Accounts receivable, net		9,058	64,312	94,111
Advance to suppliers		1,980	14,058	32,738
Inventories, net		6,016	42,716	54,651
Prepaid expense and other current assets		18,908	134,247	362,065
Property, equipment and software, net		24,712	175,451	168,928
Long-term investments		51,291	364,159	414,325
Other non-current assets		26,630	189,067	96,414
Total assets		218,846	1,553,784	1,892,411
Accounts payable		13,631	96,782	138,903
Deferred revenue		1,326	9,412	21,748
Incentive payables to members		17,590	124,889	207,331
Members management fee payable		616	4,373	11,087
Other payable and accrued liabilities		15,381	109,200	145,527
Total liabilities		51,084	362,689	536,511
Related Party [Member]
Amounts due from related parties		192	1,361	202
Amounts due to related parties		$ 498	3,535	10,608
Variable Interest Entity, Primary Beneficiary [Member]
Cash and cash equivalents			20,176	114,265
Restricted cash			27,169	42,109
Accounts receivable, net			60,608	23,683
Advance to suppliers			1,774	5,434
Inventories, net			2,491	2,635
Prepaid expense and other current assets			58,441	81,307
Property, equipment and software, net			2,430	4,546
Long-term investments			206,152	214,450
Other non-current assets			5,485	6,417
Total assets			916,131	1,214,547
Accounts payable			48,198	71,007
Deferred revenue			6,836	16,398
Incentive payables to members			124,889	207,331
Members management fee payable			3,066	4,997
Other payable and accrued liabilities			65,587	91,469
Total liabilities	[1]		978,338	1,300,137
Variable Interest Entity, Primary Beneficiary [Member] | Nonrelated Party [Member]
Amounts due from related parties	[2]		530,998	719,655
Amounts due to related parties	[3]		727,459	900,852
Variable Interest Entity, Primary Beneficiary [Member] | Related Party [Member]
Amounts due from related parties			407	46
Amounts due to related parties			¥ 2,303	¥ 8,083

[1]	Amounts of the consolidated VIEs and VIEs’ subsidiaries without recourse to the primary beneficiary is RMB 399,285 and RMB 250,879 as of December 31, 2022 and 2023, respectively
[2]	Amounts due from the Group companies primarily consisted of inter-company receivables for the sales of goods and the rendering of services made by the VIEs and their subsidiaries on behalf of other Group companies.
[3]	Amounts due to the Group companies primarily consisted of inter-company payables for the purchase of goods and services made by other Group companies on behalf of the VIEs and their subsidiaries.